ACCOUNTS AND NOTES RECEIVABLE, NET - Movements in allowance for doubtful accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Movements in allowance for doubtful accounts
Balance at beginning of the year	¥ (25,105)	$ (3,606)	¥ (5,794)	¥ (6,708)
Additions	(105,984)	(15,224)	(60,183)	(18,958)
Write-offs	44,937	6,455	40,872	19,872
Balance at end of the year	¥ (86,152)	$ (12,375)	¥ (25,105)	¥ (5,794)